4G technology sale to Qualcomm and related agreements (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Proceeds from current borrowings				$ 14,000,000.0	$ 9,000,000.0
Interest expense			$ 12,498,000	$ 23,728,000	$ 11,409,000
Applicable tax rate			25.00%
FRANCE
Disclosure of transactions between related parties [line items]
Applicable tax rate			25.00%
Monarch2 and Calliope2
Disclosure of transactions between related parties [line items]
Special tax rate			10.00%
Qualcomm Technologies, Inc | Monarch2 and Calliope2
Disclosure of transactions between related parties [line items]
Proceeds from sale of intangible and tangible assets	$ 200,000,000
Provisions for employee benefits	700,000
Proceeds from current borrowings	3,000,000
Interest expense	12,000
Escrow payment	10,000,000
Cash received	$ 172,000,000
Gain on sale of assets			$ 153,100,000
Assets sold			$ 18,400,000
Qualcomm Technologies, Inc | IP of Monarch2
Disclosure of transactions between related parties [line items]
Proceeds from sale of intangible and tangible assets		$ 15,000,000